Share-based payments - Share Options Activity (Details)	6 Months Ended
	Jun. 30, 2022 shares $ / shares	Jun. 30, 2021 shares $ / shares
Average exercise price (USD) per share option
Options as of January 1 (in USD per share) | $ / shares	$ 3.32	$ 0.05
Granted during the year (in USD per share) | $ / shares	5.52	4.7
Forfeited during the year (in USD per share) | $ / shares	5.39	0.05
Outstanding as of June 30 (in USD per share) | $ / shares	4.07	3.09
Vested as of June 30 (in USD per share) | $ / shares	3.57	2.91
Exercisable as of June 30 (in USD per share) | $ / shares	$ 3.57	$ 2.91
Number of options
Options as of January 1 (in shares) | shares	3,847,800	1,252,900
Granted during the year (in shares) | shares	2,154,900	2,358,400
Forfeited during the year (in shares) | shares	(191,441)	(3,500)
Outstanding as of June 30 (in shares) | shares	5,811,259	3,607,800
Vested as of June 30 (in shares) | shares	1,219,631	182,677
Exercisable as of June 30 (in shares) | shares	1,219,631	182,677